Average Annual Total Returns	Prospectus #1 Delaware Emerging Markets Debt Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 10 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund Class A 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A 10 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class C 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund Class C 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class C 10 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class R 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund Class R 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class R 10 years	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class 10 years	Prospectus #2 Delaware Strategic Income Fund Bloomberg US Aggregate Index 1 year	Prospectus #2 Delaware Strategic Income Fund Bloomberg US Aggregate Index 5 years	Prospectus #2 Delaware Strategic Income Fund Bloomberg US Aggregate Index 10 years	Prospectus #2 Delaware Strategic Income Fund Class A 1 year	Prospectus #2 Delaware Strategic Income Fund Class A 5 years	Prospectus #2 Delaware Strategic Income Fund Class A 10 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Strategic Income Fund Class C 1 year	Prospectus #2 Delaware Strategic Income Fund Class C 5 years	Prospectus #2 Delaware Strategic Income Fund Class C 10 years	Prospectus #2 Delaware Strategic Income Fund Class R 1 year	Prospectus #2 Delaware Strategic Income Fund Class R 5 years	Prospectus #2 Delaware Strategic Income Fund Class R 10 years	Prospectus #2 Delaware Strategic Income Fund Institutional Class 1 year	Prospectus #2 Delaware Strategic Income Fund Institutional Class 5 years	Prospectus #2 Delaware Strategic Income Fund Institutional Class 10 years
Total	7.13%	7.12%	6.03%	1.39%	6.72%	5.80%	(0.23%)	4.74%	4.36%	0.74%	4.29%	3.89%	4.38%	7.09%	5.70%	6.46%	7.91%	6.29%	6.45%	7.93%	6.49%	7.51%	4.44%	3.84%	4.52%	3.86%	3.59%	2.92%	2.34%	2.21%	2.60%	2.25%	2.14%	7.80%	4.05%	3.30%	9.33%	4.56%	3.81%	9.90%	5.09%	4.33%